Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of deferred tax assets and liabilities
	2012	2011
Deferred tax assets:
Net operating losses	$13,609,036	$13,089,314
Share-based compensation	1,497,556	741,420
Other differences in tax basis	233,043	4,749

Total deferred tax assets	15,339,635	13,835,483
Less: valuation allowance	(15,339,635)	(13,835,483)

Deferred tax assets, net	$-	$-

Schedule of difference between the income tax provision and the U.S. Federal statutory rate
	For the years ended
	December 31, 2012		December 31, 2011

Federal income taxes at 34%	$(2,842,810)	-34.00%	$(1,171,230)	-34.00%
Share-based compensation costs	756,136	9.04%	736,796	21.39%
Change in fair value of derivatives	233,043	2.79%	4,748	0.13%
Amortization of debt discounts	349,480	4.18%	56,033	1.63%
Change in valuation allowance	1,504,151	17.99%	373,653	10.85%

Provision for income tax	$-	-	$-	-